CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) (USD $)	0 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended
	Jan. 25, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008 Series A and Series B Preferred Shares	Jan. 25, 2010 Series A Preferred Shares	Jan. 25, 2010 Series A Preferred Shares	Dec. 31, 2008 Series A Preferred Shares	Jan. 25, 2010 Series B Preferred Shares	Jan. 25, 2010 Series B Preferred Shares	Dec. 31, 2008 Series B Preferred Shares	Jan. 25, 2010 Series C Preferred Shares	Jan. 25, 2010 Series C Preferred Shares	Dec. 31, 2009 Series C Preferred Shares	Jan. 25, 2010 Ordinary shares
Convertible redeemable preferred shares
Shares issued								150,025			129,000			20,000
Aggregate purchase price of shares issued		$ 65,101,000			$ 279,025,000									$ 20,000,000
Preferred shares authorized			6,000,000	6,000,000
Preferred shares par value (in dollars per share)			$ 0.001	$ 0.001
Preferred shares issued			0	0
Preferred shares outstanding			0	0
Purchase price (in dollars per share)								$ 1,000			$ 1,000			$ 1,000	$ 4.93
Initial carrying amount of preferred shares								150,025,000			129,000,000			20,000,000
Issuance costs								10,569,000			4,134,000			1,872,000
Cash dividend declared							0			0			0
Cumulative dividends on series A preferred shares		1,989,000					1,989,000
Cumulative dividends on series B preferred shares		1,412,000								1,412,000
Cumulative dividends on series C preferred shares		162,000											162,000
Adjusted conversion price of preferred shares as a percentage of the IPO price						60.00%	60.00%		60.00%	60.00%		70.00%	70.00%
Conversion of series A convertible redeemable preferred shares and accrued cumulative dividends into ordinary shares		186,529,000				186,530,000
Conversion of series B convertible redeemable preferred shares and accrued cumulative dividends into ordinary shares		150,355,000							150,355,000
Conversion of series C convertible redeemable preferred shares and accrued cumulative dividends into ordinary shares		20,518,000										20,518,000
Conversion of series A convertible redeemable preferred shares into ordinary shares	63,016,780														63,016,780
Conversion of series B convertible redeemable preferred shares into ordinary shares	50,795,457														50,795,457
Conversion of series C convertible redeemable preferred shares into ordinary shares	5,941,613														5,941,613
Adjusted conversion price (in dollars per share)						$ 2.96	$ 2.96		$ 2.96	$ 2.96		$ 3.45	$ 3.45
Contingent beneficial conversion feature on series A convertible redeemable preferred shares		6,990,000				6,990,000
Contingent beneficial conversion feature on series B convertible redeemable preferred shares		5,040,000							5,040,000
Contingent beneficial conversion feature on series C convertible redeemable preferred shares		222,000										222,000
Accretion of beneficial conversion feature on Series A convertible redeemable preferred shares		6,990,000				6,990,000
Accretion of beneficial conversion feature on Series B convertible redeemable preferred shares		5,040,000							5,040,000
Accretion of beneficial conversion feature on Series C convertible redeemable preferred shares		$ 222,000										$ 222,000